Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Parenthetical) (Detail) - BG Joint Venture [Member] - Shipbuilding supervision and crew training services [Member]
$ in Millions
12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	$ 18.2